Earnings Per Share (EPS) (Tables)	12 Months Ended
Mar. 31, 2018
(Loss)/Earnings per share (cents)
Schedule of Earnings Per Share
	2018		2017		2016
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(in thousands, except number of shares and earnings per share)
(Loss)/earnings
Earnings attributable to the equity holders of the parent	$(22,575)	(22,575)	$3,805	$3,805	$3,797	$3,797
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking	—	(475)	—	(673)	—	(732)
Adjusted earnings attributable to equity holders of the parent	$(22,575)	(23,050)	$3,805	$3,132	$3,797	$3,065
Number of shares
Weighted average number of shares	62,151,155	62,151,155	59,410,292	59,410,292	57,731,839	57,731,839
Potential dilutive effect related to share based compensation scheme	—	1,331,211	—	1,532,839	—	1,304,185
Adjusted weighted average number of shares	62,151,155	63,482,366	59,410,292	60,943,131	57,731,839	59,036,024
(Loss)/earnings per share
(Loss)/earnings attributable to the equity holders of the parent per share (cents)	(36.3)	(36.3)	6.4	5.1	6.6	5.2